Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Company's Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, January 1, 2018	1,587,614	24.88	19.67	8.53	63,190
Granted	355,545	74.30	52.60
Exercised	(395,633)	19.42
Forfeited	(124,875)	23.49

Outstanding, December 31, 2018	1,422,651	38.87	29.66	8.26	56,505

Vested and expected to vest at December 31, 2018	1,385,958	38.98	29.75	8.26	54,877

Exercisable as of December 31, 2018	293,381	23.41	20.62	7.30	16,084

Schedule of Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2018 was as follows:

	Number of shares	Weighted average grant date fair value
		US$
Outstanding, January 1, 2018	1,651,008	29.95
Granted	493,848	91.00
Vested	(519,856)	29.81
Forfeited	(294,938)	40.80

Outstanding, December 31, 2018	1,330,062	50.27

Expected to vest, December 31, 2018	1,267,046	50.26

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2016	2017	2018
	RMB	RMB	RMB
Fair value of ordinary share	US$23.76-US$24.88	US$45.36-US$54.84	US$63.91-US$98.31
Risk-free interest rates	1.70%-1.75%	2.30%-2.44%	2.42%-3.09%
Expected exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected volatility	63%	57%-60%	52%-60%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value per option granted	US$14.12-US$15.26	US$27.05-US$33.73	US$40.71-US$78.09

Schedule of Share-Based Compensation Expenses

Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cost of revenues	12,310	15,166	16,112	2,343
Sales and marketing expenses	50,814	53,064	61,599	8,959
General and administrative expenses	77,965	59,954	55,992	8,144
Product development expenses	54,304	49,602	68,622	9,981

	195,393	177,786	202,325	29,427